Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Changes in share capital, description	On April 10, 2024, the Company passed shareholder resolutions and board resolutions to change its share capital from USD 50,000 divided into 5,000,000 Ordinary Shares of par value USD 0.01 each, among which 300,000 Ordinary Shares of par value USD 0.01 each are issued, to USD 50,000 divided into 500,000,000 Ordinary Shares of par value USD 0.0001 each, among which 12,500,000 Ordinary Shares of par value USD 0.0001 each are issued.
Statutory reserve, description	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with the PRC GAAP until the reserve is equal to 50% of the entities’ registered capital.
Statutory reserves	$ 361,083	$ 200,229
PRC GAAP [Member]
Equity [Line Items]
Statutory reserves	$ 361,083	$ 200,229